Financial Assets Measured at Fair Value Through Profit or Loss - Schedule of Financial Assets Measured at Fair Value Through Profit or Loss, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Financial Assets Measured at Fair Value Through Profit or Loss, Net [Abstract]
Listed equity securities	$ 24,047,596	$ 13,538,564
Unlisted equity securities	200,001	911,404
Listed futures contracts	1,001	1,005
Investments in funds		79
Financial assets	24,248,598	14,451,052
Less: impairment on unlisted equity securities		(671,403)
Financial assets at fair value through profit or loss	$ 24,248,598	$ 13,779,649